Accounts receivable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade and other receivables [abstract]
Customers	R$ 684,839	R$ 579,498
Interest and dividend receivable	50,921	31,779
Other	119,068	133,820
Expected credit losses on accounts receivable (Note 14)	(75,885)	(63,907)
Trade receivables	R$ 778,943	R$ 681,190